Submission	Feb. 27, 2025
Submission [Line Items]
Central Index Key	0000032604
Registrant Name	Emerson Electric Co.
Registration File Number	333-275526
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES